SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

File No. 33-24566-A

☒ Form 10-K SB	☐ Form 20-K	☐ Form 10-Q

     period ended October 31, 2003
☐ Transition Report on Form 10-K
☐ Transition Report on Form 10-Q
For the transition period ended _________________________________________

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates: N/A

PART I — REGISTRANT INFORMATION

Bio-Lok International, Inc.

Full name of registrant

Former name if applicable

312 S. Military Trail

Address of principal executive office (Street and Number)

Deerfield Beach, Florida 33442

City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check appropriate box.)

	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

☒	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail the reasons why forms 10-K, 20-F, 11-K, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

Bio-Lock International Inc. is unable to file the report on time due to finalization of its audit review in process of being completed.

It is anticipated that the report will be filed with the extension period.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification.

Ingo Kozak	(954)	698-9998

(Name)	(Area Code)	(Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) or the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such short period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s). ☒ YES ☐ NO

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ☒ YES ☐ NO

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

BIO-LOK INTERNATIONAL, INC.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: 1/30/04	BY: /s/ Ingo K. Kozak

Ingo K. Kozak, Vice President

Reference PART IV – OTHER INFORMATION (3) the following information and explanation is submitted:

Bio-Lok International Inc. results for 2003 and 2002 are as follows:

	2003	2002

Sales – Net	$4,288,013	$2,901,833
Gross Profit	2,707,354	1,864,601
Operating Expenses	2,730,850	2,628,301

Income (loss) form Operations	(23,496)	(763,700)

Other Income & (Expense) Income	182,661	18,351
Expense	(149,861)	(193,728)

NET (LOSS) INCOME	$(9,304)	$939,077

2003 reflect the continued effort management initiated in the development of its domestic market. To this extent, operating expenses increased considerably due to the continued market development and support staffing requirements.

Results for 2003 totaled $9,304 a considerable turn-around from the prior year loss. As management continues to build the business results will remain positive but all cash from operating activities will continue to be utilized to build market presents and revenue growth.